Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summarized information by segments

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues
Net advertising services	619,260	630,590	614,330
Paid services	72,760	73,105	151,241
Total revenues	692,020	703,695	765,571
Cost of revenues
Net advertising services	423,728	404,061	369,218
Paid services	40,417	30,928	22,204
Total cost of revenues	464,145	434,989	391,422
Gross profit
Net advertising services	195,532	226,529	245,112
Paid services	32,343	42,177	129,037
Total gross profit	227,875	268,706	374,149